CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Due from related parties	¥ 12,333		¥ 544,352	¥ 21,336,855	$ 1,788
Hotel operating costs
Due to related parties	20,754		889,140	764,045	3,009
Selling and marketing expenses
Due to related parties	6,167,777		9,438,030	6,021,433	$ 894,243
Leased and operated hotels revenues
Revenue from related parties	47,704	$ 6,916	288,392	320,179
Franchise and managed hotels revenues
Revenue from related parties	¥ 1,285,068	$ 186,317	¥ 1,251,888	¥ 852,287